Consolidated Statement of Changes in Equity (Parenthetical) - SFr / shares	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Ordinary cash dividends paid, ordinary shares per share	SFr 0.65	SFr 0.6